Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 166.8	$ 155.6	$ 129.6
Capitalized interest	$ 8.5	$ 1.9